Leases - Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($) [1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Leases
Total undiscounted lease liabilities		$ 151,100	$ 157,949
Total lease liabilities		109,891	108,095
Current	$ 844	15,188	13,796
Non-Current	$ 5,260	94,703	94,299
Less than one year
Leases
Total undiscounted lease liabilities		20,885	22,011
One to five years
Leases
Total undiscounted lease liabilities		76,202	69,385
Five to ten years
Leases
Total undiscounted lease liabilities		38,720	46,089
More than ten years
Leases
Total undiscounted lease liabilities		$ 15,293	$ 20,464

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4